Net Income (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted net income per share
	Year ended March 31,
	2018	2019	2020
	$	$	$
Net income (loss) attributable to Highway Holdings Limited's shareholders, basic and diluted	1,550	(630)	686

Shares:
Weighted average common shares used in computing basic net income per share	3,801,874	3,801,874	3,909,976

Net income (loss) per share, basic	0.41	(0.17)	0.18